Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net
Capitalized amount	$ 116	$ 152	$ 1,014	$ 789	$ 1,337
Stock-based compensation capitalized	8	19	110	11	32
Amortization expenses	$ 710	$ 600	$ 2,651	$ 1,430	$ 350